Investments - Schedule of Deconsolidation of Nexway (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Sep. 16, 2019	Dec. 31, 2017
Goodwill	$ 176,595	$ 227,763		$ 710,962
Nexway AG [Member]
Cash	5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	70,963
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Less: fair value of shares owned by the company	2,374			$ 4,988
Loss on deconsolidation of Nexway	11,919
FaceBank Group, Inc Pre-Merger [Member]
Goodwill	176,595	227,763	$ 149,975
Loss on deconsolidation of Nexway		$ (8,281)
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Cash	5,776				$ 4,152
Accounts receivable	9,831				12,900
Inventory	50				61
Prepaid expenses	164				1,169
Goodwill	51,168				45,900
Property and equipment, net	380
Right-of-use assets	3,594				3,594
Total assets	70,963				213
Accounts payable	34,262				28,381
Accrued expenses	15,788				(16,747)
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40				$ 193
Total liabilities	54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value - investment in Nexway	(14,293)
Less: fair value of shares owned by the company	2,374
Loss on deconsolidation of Nexway	$ 11,919